DUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dune Capital Management LP
Address: 623 Fifth Avenue, 30th Floor
         New York, New York 10022

Form 13F File Number: 28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua P. Eaton
Title:       General Counsel
Phone:       (212) 301-8400

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York       February 13, 2008
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:            $151,721
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                    VALUE    SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------   -----     --------   -------    ---   ----  ----------   --------   ----    ------   ----
GRACE W R & CO DEL NEW      COM       38388F108    34,417   1,314,633    SH            SOLE              1,314,633

HILLTOP HOLDINGS INC        COM       432748101    10,494     960,964    SH            SOLE                960,964

SEARS HLDGS CORP            COM       812350106    33,166     325,000    SH            SOLE                325,000

SPECTRUM BRANDS INC         COM       84762L105     5,703   1,070,000    SH            SOLE              1,070,000

TERADATA CORP DEL           COM       88076W103     2,741     100,000    SH            SOLE                100,000

TIME WARNER CABLE INC       CL A      88732J108    29,529   1,069,901    SH            SOLE              1,069,901

TYCO INTL LTD BERMUDA       SHS       G9143X208    35,671     899,654    SH            SOLE                899,654

